Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) (USD $)	3 Months Ended		12 Months Ended		2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 08, 2014
Customer revenue amount	$ 4,620,619	$ 2,659,294	$ 12,262,198	$ 15,641,062
Revenue [Member] | Customer A [Member]
Customer concentration risk percentage			0.00%	33.00%
Customer revenue amount				5,252,960
Revenue [Member] | Customer B [Member]
Customer concentration risk percentage			12.00%	10.00%
Customer revenue amount			1,501,940	1,622,327	387,483
Revenue [Member] | Customer C [Member]
Customer concentration risk percentage			12.00%	9.00%
Customer revenue amount			1,431,854	1,514,581	518,137
Accounts Receivable [Member] | Customer A [Member]
Customer concentration risk percentage				24.00%
Customer account receivable amount				892,897
Accounts Receivable [Member] | Customer B [Member]
Customer concentration risk percentage			13.00%	20.00%
Customer account receivable amount			732,163	499,040
Accounts Receivable [Member] | Customer C [Member]
Customer concentration risk percentage			11.00%	24.00%
Customer account receivable amount			$ 419,523	$ 887,233